STOCKHOLDERS' EQUITY (DEFICIT) - 2011 Equity Incentive Plan (Details Narrative 1) (2011 Equity Incentive Plan, USD $)	9 Months Ended
Sep. 30, 2012
2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense related to unvested employee share options	$ 541,451
Weighted average remaining recognition period	2 years 11 months 26 days